Schedule of Expected Credit Losses on Trade Receivables (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
ECL allowance	$ 169,148	$ 138,000
Current [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date	$ 2,920,324	$ 1,937,078
Expected loss rate	3.11%	0.75%
ECL allowance	$ 90,887	$ 14,520
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date	$ 1,541,159	$ 704,576
Expected loss rate	3.97%	2.27%
ECL allowance	$ 61,184	$ 15,995
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date	$ 52,701	$ 1,047,911
Expected loss rate	4.86%	4.86%
ECL allowance	$ 2,561	$ 50,935
Later than three months [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date	$ 177,890	$ 918,534
Expected loss rate	8.16%	6.16%
ECL allowance	$ 14,516	$ 56,550
Total [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date	$ 4,692,074	$ 4,608,099
Expected loss rate
ECL allowance	$ 169,148	$ 138,000